INCOME AND SOCIAL CONTRIBUTION TAXES - Carryforwards (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Dec. 31, 2019
INCOME AND SOCIAL CONTRIBUTION TAXES
Tax loss carryforward	R$ 3,089,840	R$ 2,400,998
Social contribution tax loss carryforward	R$ 2,513,672	R$ 1,626,064